[GRAPHIC]

SEMI-ANNUAL REPORT

OCTOBER 31, 2002

[UA S&P 500 LOGO]

UNITED ASSOCIATION

S&P 500 INDEX FUND

FUND OVERVIEW

                                 INVESTMENT GOAL
   To approximate, before fund expenses, the investment results of the S&P 500
                                     Index.

                                 INCEPTION DATE
                             Class I - March 2, 2000
                            Class II - March 28, 2000

                                  TICKER SYMBOL
                                 Class I - UASPX
                                Class II - UAIIX

MARKET COMMENTARY FOR THE SIX MONTHS ENDED OCTOBER 31, 2002

     The stock market, as measured by the Standard and Poor's 500 Equity Index, generated a negative 17.01% rate of total return for the six months ended October 31, 2002, as continued announcements of corporate malfeasance, elevated economic anxiety, and less than inspiring corporate earnings prospects served to send equity prices dramatically lower.

     During the early months of the period, evidence of increasingly creative and egregious accounting methods rocked the equity markets. Adding to the previous debacles at Enron, Adelphia, and Global Crossing, Tyco International's chairman Dennis Kozlowski resigned and was eventually indicted for tax fraud. Worldcom announced the improper accounting for $3.8 billion in expenses, which eventually resulted in the largest bankruptcy filing in U.S. history in terms of assets. Xerox suggested a multi-billion dollar restatement of financial statements would be forthcoming due to accounting irregularities. In addition, continued terrorist threats against America and disappointing profit growth expectations for the latter stages of 2002 kept equity markets firmly focused on the negative.

     A cloud of economic anxiety hovered over the third quarter, as evidenced by the Institute of Supply Management's late quarter announcement that its index of manufacturing activity eased to a barely expansionary level. Of greater concern, however, was the decline in the Institute's index for new order activity, implying an unanticipated easing in manufacturing activity in the future. Uninspired corporate profit growth also weighed heavily on the equity markets, with companies as diverse as JP Morgan Chase, Intel, JDS Uniphase, Philip Morris, McDonalds, and Oracle all suggesting that profit and revenue growth would be less than expected for the latest quarter. Together with declining consumer confidence and sluggish job creation, these economic concerns helped push stock prices to one of the worst quarterly performances since the stock market crash of 1987.

     However, the equity market did manage to close on a positive note, generating a positive 8.80% rate of return in the final month of the period. The market seemed to finally put to rest its corporate accounting concerns, and turned its focus to the improvements in corporate profits and the economy. Corporate profits began to show some signs of improvement as roughly 85% of the companies that reported quarterly earnings by the end of October met or beat their (albeit lowered) First Call estimates. Meanwhile, third quarter GDP growth was a modest 3,1%, resulting in the fourth consecutive quarter of positive quarter-over-quarter GDP growth. Despite positive economic growth, a disconnect has emerged between the economy and an equity market that has traded down sharply. It appears the disconnect narrowed in October, but a gap may remain until fourth quarter corporate profits and the fully audited annual financial statements become available.

[CHART]

          Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index Fund (Class I) and the S&P 500 Index

                 UA S&P 500 INDEX FUND      S&P 500 INDEX
   3/2/2000                      10000              10000
  3/31/2000                      10870              10876
  4/30/2000                      10540              10549
  5/31/2000                      10319              10332
  6/30/2000                      10576              10588
  7/31/2000                      10415              10423
  8/31/2000                      11067              11070
  9/30/2000                      10485              10485
 10/31/2000                      10455              10441
 11/30/2000                       9640               9619
 12/31/2000                       9691               9666
  1/31/2001                      10034              10009
  2/28/2001                       9116               9096
  3/31/2001                       8539               8520
  4/30/2001                       9196               9182
  5/31/2001                       9257               9244
  6/30/2001                       9031               9019
  7/31/2001                       8940               8931
  8/31/2001                       8382               8372
  9/30/2001                       7701               7696
 10/31/2001                       7844               7843
 11/30/2001                       8445               8445
 12/31/2001                       8520               8519
  1/31/2002                       8397               8395
  2/28/2002                       8233               8233
  3/31/2002                       8540               8542
  4/30/2002                       8027               8025
  5/31/2002                       7965               7965
  6/30/2002                       7396               7398
  7/31/2002                       6820               6822
  8/31/2002                       6861               6867
  9/30/2002                       6118               6120
 10/31/2002                       6655               6659

                                   PERFORMANCE
                             AS OF OCTOBER 31, 2002

        AVERAGE ANNUAL TOTAL RETURNS       SIX MONTHS*      1 YEAR      SINCE INCEPTION
        UA S&P 500 Index Fund Class I       (17.07)%       (15.13)%         (14.15)%

[CHART]

          Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index Fund (Class II) and the S&P 500 Index

                UA S&P 500 INDEX FUND      S&P 500 INDEX
  3/28/2000                     10000              10000
  3/31/2000                      9837               9836
  4/30/2000                      9529               9540
  5/31/2000                      9339               9344
  6/30/2000                      9571               9575
  7/31/2000                      9426               9426
  8/31/2000                     10006              10011
  9/30/2000                      9488               9483
 10/31/2000                      9452               9443
 11/30/2000                      8715               8699
 12/31/2000                      8760               8742
  1/31/2001                      9070               9052
  2/28/2001                      8240               8226
  3/31/2001                      7717               7706
  4/30/2001                      8321               8304
  5/31/2001                      8376               8360
  6/30/2001                      8162               8157
  7/31/2001                      8079               8077
  8/31/2001                      7574               7571
  9/30/2001                      6958               6960
 10/31/2001                      7096               7093
 11/30/2001                      7640               7637
 12/31/2001                      7707               7704
  1/31/2002                      7587               7592
  2/28/2002                      7439               7445
  3/31/2002                      7724               7725
  4/30/2002                      7252               7257
  5/31/2002                      7196              7,204
  6/30/2002                      6689               6691
  7/31/2002                      6167               6169
  8/31/2002                      6204               6210
  9/30/2002                      5523               5535
 10/31/2002                      6009               6022

                                   PERFORMANCE
                             AS OF OCTOBER 31, 2002

        AVERAGE ANNUAL TOTAL RETURNS       SIX MONTHS*      1 YEAR      SINCE INCEPTION
        UA S&P 500 Index Fund Class II      (17.13)%       (15.31)%         (17.83)%

The total return figures represent past performance and are not indicative of future results.

Average annual total returns for the Fund reflect reinvestment of all dividends, capital gains distributions and all fee waivers. Without the fee waivers, the total return figures would have been lower. Investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Not annualized

         TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS) - OCTOBER 31, 2002

    Microsoft Corp                                  3.46%
    General Electric Co                             3.00%
    Wal-Mart Stores Inc                             2.85%
    Exxon Mobil Corp                                2.72%
    Pfizer Inc                                      2.35%
    Citigroup Inc                                   2.23%
    Johnson & Johnson                               2.09%
    American International Group Inc                1.95%
    International Business Machines                 1.60%
    Merck & Co Inc                                  1.46%
------------------------------------------------------------
    Top Ten                                        23.71%
------------------------------------------------------------

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of the period-end and may not be representative of the Fund's current or future investments.

         SECTOR DIVERSIFICATION (% OF COMMON STOCKS) - OCTOBER 31, 2002

                                           FUND         S&P 500 INDEX*
                                     -------------------------------------
Basic Materials                             3.5%             3 5%
Consumer - Cyclical                         8.6%             8.6%
Consumer - NonCyclical                      9.7%             9 7%
Consumer Services                           5.3%             5.3%
Commercial Services                         3.5%             3.5%
Energy                                      5.6%             5.6%
Financial                                  22.1%            22 1%
Healthcare                                 14.8%            14.8%
Industrials                                 3.3%             3.3%
Technology                                 15.7%            15.7%
Telecommunications                          4.1%             4.1%
Transportation                              1.6%             1.6%
Utility                                     2.2%             2.2%
--------------------------------------------------------------------------

*Source: BARRA

DEFINITION OF INDICES

THE STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

"Standard & Poor's(R) "S&P(R)", "S&P500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Financial Investors Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

UNITED ASSOCIATION S&P 500 INDEX FUND

STATEMENT OF NET ASSETS
OCTOBER 31, 2002 (UNAUDITED)

COMMON STOCKS (97.6%)                                   SHARES      MARKET VALUE
--------------------------------------------------------------------------------
Microsoft Corp*                                           396,920   $ 21,223,312
Genera] Electric Co                                       729,234     18,413,159
Wal-Mart Stores Inc                                       326,014     17,458,050
Exxon Mobil Corp                                          495,278     16,671,057
Pfizer Inc                                                453,664     14,412,905
Citigroup Inc                                             370,935     13,706,048
Johnson & Johnson                                         218,074     12,811,848
American International Group                              191,347     11,968,755
Intl Business Machines                                    124,183      9,803,006
Merck & Co Inc                                            164,880      8,943,091
Coca Cola Co                                              181,939      8,456,525
Intel Corp                                                488,503      8,451,102
Procter & Gamble Inc                                       95,253      8,425,128
Bank of America Corp                                      110,134      7,687,353
Verizon Communications Inc                                199,976      7,551,094
Philip Morris Cos Inc                                     154,932      6,313,479
Wells Fargo & Co                                          124,508      6,283,919
SBC Communications Inc                                    243,708      6,253,547
Cisco Systems Inc*                                        536,259      5,995,376
Viacom Inc*                                               129,336      5,769,679
PepsiCo Inc                                               129,890      5,728,149
Dell Computer Corp*                                       190,152      5,440,249
ChevronTexaco Corp                                         78,283      5,294,279
Home Depot Inc                                            172,691      4,987,316
United Parcel Service, Inc                                 81,826      4,910,378
Fannie Mac                                                 72,927      4,875,899
AOL Time Warner Inc*                                      327,132      4,825,197
Abbott Laboratories                                       114,504      4,794,282
Eli Lilly & Co                                             82,344      4,570,092
Amgen Inc*                                                 93,682      4,361,834
Oracle Corp*                                              398,219      4,081,745
Pharmacia Corp                                             94,564      4,066,252
Medtronic Inc                                              88,932      3,984,154
AT&T Corp                                                 281,823      3,674,972
3M Co                                                      28,586      3,628,707
BellSouth Corp                                            137,184      3,587,362
American Express Co                                        97,402      3,542,511
Hewlett-Packard Co                                        223,653      3,533,717
Wachovia Corp                                             100,512      3,496,812
Bristol-Myers Squibb Co                                   141,973      3,493,956
Anheuser Busch Co                                          63,662      3,358,807
Bank One Corp                                              86,013      3,317,521
Wyeth                                                      97,124      3,253,654
Federal Home Loan Mtg Corp                                 50,991      3,140,026
Morgan Stanley                                             80,324      3,126,210
JP Morgan Chase & Co                                      146,132      3,032,239
E.I. du Pont de Nemours & Co                               72,803      3,003,124
US Bancorp                                                140,316      2,959,264
Fifth Third Bancorp                                        42,540      2,701,290
Washington Mutual Inc                                      70,904      2,535,527
Walgreen Co                                                75,085      2,534,119
Goldman Sachs                                              35,295      2,527,122
Walt Disney Co                                            149,587      2,498,103
Merrill Lynch & Co                                         63,424      2,406,941
ConocoPhillips                                             49,590      2,405,115
Lowe's Companies Inc                                       57,041      2,380,321
Gillette Co                                                77,526      2,316,477
Schering-Plough Corp                                      107,478      2,294,655
Cardinal Health Inc                                        33,105      2,291,197
Colgate Palmolive Co                                       39,768      2,186,445
United Technologies Corp                                   34,574   $  2,132,179
Tyco Intl Ltd                                             146,235      2,114,558
Allstate Corp                                              51,719      2,057,382
United Health Group Inc                                    22,239      2,022,637
Texas Instruments Inc                                     127,067      2,015,283
Target Corp                                                66,495      2,002,829
Qualcomm Inc*                                              56,960      1,966,259
Kimberly Clark Corp                                        37,880      1,950,820
First Data Corp                                            55,493      1,938,925
Automatic Data Processing, Inc                             45,452      1,933,074
Lockheed Martin Corp                                       33,342      1,930,502
MBNA Corp                                                  93,645      1,901,930
Marsh & McLennan Cos, Inc                                  39,266      1,834,115
Boeing Co                                                  61,513      1,830,012
Applied Materials Inc*                                    120,576      1,812,257
FleetBoston Financial Corp                                 76,791      1,796,141
Dow Chemical Co                                            66,750      1,734,833
Schlumberger Ltd                                           42,322      1,697,535
McDonalds Corp                                             93,469      1,692,724
Clear Channel Communication*                               44,388      1,663,100
Columbia/HCA Inc                                           37,994      1,652,359
Comcast Corp Special Cl A*                                 69,390      1,596,664
Motorola Inc                                              168,505      1,545,191
Southern Co                                                51,941      1,542,648
Sysco Corp                                                 48,620      1,540,282
Emerson Electric Co                                        30,861      1,486,883
Gannett Inc                                                19,558      1,485,039
Kohl's Corp*                                               24,675      1,442,254
Honeywell International Inc                                60,049      1,437,573
EBAY Inc*                                                  22,400      1,417,024
The Bank of New York Cos Inc                               53,233      1,384,058
Illinois Tool Works Inc                                    22,457      1,378,860
General Motors Corp                                        41,069      1,365,544
Alcoa Inc                                                  61,874      1,364,940
AT&T Wireless Services Inc*                               198,452      1,363,365
Duke Energy Corp                                           65,061      1,333,100
Sara Lee Corp                                              57,499      1,312,702
Forest Labratories Inc*                                    13,174      1,290,920
BB&T Corp                                                  35,438      1,284,628
Suntrust Bank Inc                                          20,889      1,270,887
Prudential Financial Inc*                                  42,524      1,241,701
International Paper Co                                     35,312      1,233,445
Metlife Inc                                                51,443      1,228,459
National City Corp                                         44,787      1,215,071
Exelon Corp                                                23,601      1,189,490
General Dynamics Corp                                      14,805      1,171,520
SLM Corp                                                   11,336      1,164,661
FedEx Corp                                                 21,814      1,160,287
Harley Davidson Inc                                        22,158      1,158,863
APLAC Inc                                                  37,910      1,153,980
ALLTEL Corp                                                22,795      1,133,139
Costco Wholesale Corp*                                     33,333      1,130,989
Ford Motor Co                                             133,606      1,130,307
Carnival Corp                                              42,999      1,123,134
Boston Scientific Corp*                                    29,822      1,122,202
General Mills Inc                                          26,954      1,113,739
Baxter Intl Inc                                            44,202      1,105,934
Union Pacific Corp                                         18,526      1,093,960
Dominion Resources Inc                                     22,326      1,071,648
Tribune Co                                                 22,143      1,063,971

                                        4

                                                        SHARES      MARKET VALUE
--------------------------------------------------------------------------------
Waste Management Inc                                       44,831   $  1,032,010
Caterpillar Inc                                            25,224      1,030,400
Tenet Healthcare Corp*                                     35,826      1,029,998
Travelers Property Casualty Corp*                          73,294        990,935
State Street Corp                                          23,750        982,538
Kellogg Co                                                 30,057        957,616
ConAgra Foods Inc                                          39,368        954,674
Lehman Brothers Holdings Inc                               17,849        950,816
NIKE Inc Cl B                                              19,559        922,989
Charles Schwab Corp                                       100,037        918,340
McGraw Hill Cos, Inc                                       14,219        917,126
Stryker Corp*                                              14,488        914,193
Mellon Financial Corp                                      31,894        902,281
Progressive Corp                                           15,958        877,690
Cendant Corp*                                              76,239        876,749
Wrigley (Wm) Jr Co                                         16,521        871,813
Raytheon Co                                                29,529        871,106
Kroger Co*                                                 57,810        857,900
Northrop Grumman Corp                                       8,280        853,916
PNC Financial Svcs Group                                   20,815        846,338
Avon Products Inc                                          17,296        838,683
H.J. Heinz Co                                              25,722        827,220
Southwest Airlines Co                                      56,650        827,090
EMC Corp*                                                 161,508        825,306
Sprint Corp - FON Group                                    65,436        812,715
TJX Companies Inc                                          39,561        811,792
Anadarko Petroleum Corp                                    18,215        811,296
Deere & Co                                                 17,474        810,619
Intuit Inc*                                                15,510        805,279
Wellpoint Health Networks*                                 10,678        803,092
CVS Corp                                                   28,775        797,931
Omnicom Group Inc                                          13,778        794,026
Paychex Inc                                                27,550        793,991
Household International Inc                                33,333        791,992
Safeway Inc*                                               34,192        789,835
FPL Group Inc                                              13,349        787,324
Occidental Petroleum Corp                                  27,587        787,057
Coca Cola Enterprises Inc                                  32,861        783,406
Golden West Financial Corp                                 11,328        782,312
KeyCorp                                                    31,262        763,731
Bed Bath & Beyond Inc*                                     21,407        759,092
Clorox Co                                                  16,883        758,553
XL Capital Ltd Cl A                                         9,952        757,845
Maxim Integrated Products*                                 23,668        753,589
Nextel Comm Inc Cl A*                                      66,747        752,906
GAP Stores Inc                                             63,752        750,361
Masco Corp                                                 36,363        747,623
Equity Office Properties Trust                             30,693        739,087
Air Products & Chemicals Inc                               16,654        736,107
Newmont Mining Corp Holding                                29,426        727,411
Weyerhaeuser Co                                            16,047        726,929
Entergy Corp                                               16,420        723,958
Baker Hughes Inc                                           24,731        718,436
Analog Devices Inc*                                        26,803        718,320
Burlington Nrthrn Santa Fe                                 27,890        717,610
Hartford Fncl Srvcs Group                                  18,152        717,004
Principal Financial Group*                                 25,424        713,143
Chubb Corp                                                 12,591        710,258
FirstEnergy Corp                                           21,815        707,897
Micron Technology Inc*                                     44,242        707,872
Eastman Kodak Co                                           21,383   $    704,570
Sun Microsystems Inc*                                     237,931        704,514
Progress Energy Inc                                        16,215        676,490
Starbucks Corp*                                            28,463        675,996
Albertson's Inc                                            29,834        665,597
Consolidated Edison Inc                                    15,622        665,029
Electronic Arts Inc*                                       10,205        664,550
AutoZone Inc*                                               7,729        662,916
Guidant Corp*                                              22,407        662,575
Yahoo! Inc*                                                44,018        656,749
Hershey Foods Corp                                         10,014        651,611
Southtrust Corp                                            25,416        651,158
Anthem Inc*                                                10,333        650,979
Archer Daniels Midland Co                                  47,754        650,409
Praxair Inc                                                11,831        644,790
Linear Technology Corp                                     23,264        643,017
Danaher Corp                                               11,083        641,152
American Electric Power Inc                                24,834        636,744
Newell Rubbermaid Inc                                      19,582        634,848
Campbell Soup Co                                           30,065        633,770
McKesson Corp                                              21,258        633,701
Computer Associates Intl Inc                               42,342        629,202
Franklin Resources Inc                                     19,050        628,460
John Hancock Financial Services Inc                        21,278        623,445
Sears Roebuck & Co                                         23,157        608,103
Burlington Resources Inc                                   14,754        607,865
Limited Inc                                                38,200        598,594
Ace Ltd                                                    19,233        591,415
Cintas Corp                                                12,455        588,748
Zimmer Holdings Inc*                                       14,277        588,498
Loews Corp                                                 13,640        588,430
Mattel Inc                                                 32,015        587,795
H&R Block Inc                                              13,243        587,724
Pitney Bowes Inc                                           17,472        586,186
PPG Industries Inc                                         12,413        583,783
Devon Energy Corp                                          11,467        579,084
Norfolk Southern Corp                                      28,471        575,114
Apache Corp                                                10,540        569,792
Biomet Inc                                                 19,297        568,490
Northern Trust Corp                                        16,247        565,721
Pepsi Bottling Group Inc                                   20,896        563,147
Comerica Inc                                               12,814        559,459
Recton Dickinson & Co                                      18,816        555,260
DTE Energy Co                                              12,274        553,435
AmerisourceBergen Corp                                      7,762        552,266
Fortune Brands Inc                                         11,000        550,660
Lexmark Intl Group Inc*                                     9,245        549,338
Regions Financial Corp                                     16,212        549,100
Marriott Intl Inc                                          17,723        548,172
Chiron Corp*                                               13,851        547,115
St. Paul Cos Inc                                           16,588        544,086
Rohm & Haas Co                                             16,203        539,074
New York Times Co                                          11,109        537,787
Concord EFS Inc*                                           37,602        536,957
Moody's Corp                                               11,390        536,469
Staples Inc*                                               34,267        531,139
Electronic Data Systems Corp                               35,204        530,172
Apollo Group Inc Cl A*                                     12,717        527,756
Halliburton Co                                             31,982        517,469
Allergan Inc                                                9,474        515,859

                                        5

                                                        SHARES      MARKET VALUE
--------------------------------------------------------------------------------
AmSouth Bancorporation                                     26,286   $    515,206
Transocean Inc                                             23,397        514,266
Charter One Financial Inc                                  16,824        509,431
Johnson Controls Inc                                        6,506        507,468
TRW Inc                                                     9,427        502,459
Avery Dennison Corp                                         8,051        501,094
Unocal Corp                                                17,932        495,640
Capital One Financial Corp                                 16,239        494,802
KLA-Tencor Corp*                                           13,861        493,590
May Department Stores Co                                   21,118        493,105
Yum! Brands Inc*                                           21,766        490,388
Best Buy Inc*                                              23,555        485,469
Ingersoll-Rand Co                                          12,399        483,561
AMBAC Financial Group Inc                                   7,761        479,630
Equity Residential                                         20,195        479,025
International Game Technology*                              6,351        477,659
Marathon Oil Group                                         22,708        474,597
MBIA Inc                                                   10,781        470,591
Xilinx Inc*                                                24,739        469,794
Medimmune Inc*                                             18,373        469,430
Agilent Technologies Inc*                                  34,026        467,858
Simon Property Group Inc                                   13,598        464,372
Countrywide Credit Inds Inc                                 9,205        463,104
St Jude Medical Inc*                                       12,965        461,684
North Fork Bancorporation                                  11,977        460,635
Sungard Data Systems Inc*                                  20,711        459,163
Veritas Software Co*                                       30,087        458,827
Ecolab Inc                                                  9,480        457,410
Federated Dept Stores Inc*                                 14,768        453,378
Cincinnati Financial Corp                                  11,872        451,017
Synovus Financial Corp                                     21,727        445,186
Aetna Inc                                                  11,023        444,227
Bear Stearns Co                                             7,233        441,575
Fiserv Inc*                                                14,091        440,203
Genzyme Corp*                                              15,705        437,384
ITT Industries Inc                                          6,718        436,536
Univision Comm Inc Cl A*                                   16,792        435,081
Jefferson Pilot Corp                                       10,833        434,945
Marshall & Ilsley Corp                                     15,409        433,917
Public Svc Enterprise Inc                                  15,145        433,904
CSX Corp                                                   15,603        430,643
Ameren Corp                                                10,624        429,210
Apple Computer Inc*                                        26,304        422,705
Qwest Communications Intl*                                122,907        416,655
Adobe Sys Inc                                              17,592        415,875
Textron Inc                                                10,123        415,043
Peoplesoft Inc*                                            22,881        414,146
Union Planters Corp                                        14,654        414,122
Lincoln National Corp                                      13,501        411,916
PPL Corp                                                   11,871        410,855
Computer Sciences Corp*                                    12,577        406,111
Biogen Inc*                                                10,886        399,407
Family Dollar Stores Inc                                   12,701        391,064
Cinergy Corp                                               12,289        382,311
UST Inc                                                    12,404        379,438
Keyspan Corp                                               10,364        378,597
Genuine Parts Co                                           12,807        378,319
Parker-Hannifin Corp                                        8,651        377,443
Paccar Inc                                                  8,493        374,711
Molex Inc                                                  14,184        374,599
J.C. Penney Co Inc                                         19,593   $    373,247
Dover Corp                                                 14,858        372,639
CIGNA Corp                                                 10,271        371,194
Nabors Industries Ltd*                                     10,586        370,192
Knight-Ridder Inc                                           6,102        367,218
Aon Corp                                                   19,991        366,435
UnumProvident Corp                                         17,692        363,040
Brown Forman Corp                                           5,012        362,317
Xerox Corp*                                                53,515        355,340
Eaton Corp                                                  5,167        353,371
American Standard Cos Inc*                                  5,265        351,176
BJ Services Inc.*                                          11,489        348,461
Harrah's Entertainment Inc*                                 8,188        343,896
First Tennessee Natl Corp                                   9,271        343,769
Dollar General Corp                                        24,426        340,987
Starwood Hotels & Resorts                                  14,617        340,576
Hilton Hotels Corp                                         27,560        338,988
Interpublic Group of Cos Inc                               28,125        336,656
Novellus Systems Inc*                                      10,633        336,003
Amerada Hess Corp                                           6,540        335,502
Health Mgmt Association Inc ClA*                           17,472        334,065
Huntington Bancshares Inc                                  17,633        333,440
Safeco Corp                                                 9,366        333,055
Sempra Energy                                              15,013        332,388
El Paso Corp                                               42,866        332,212
W.W. Grainger Inc                                           6,823        330,643
Altera Corp*                                               27,994        328,090
Jones Apparel Group, Inc*                                   9,444        327,140
Kinder Morgan Inc                                           8,929        326,891
Office Depot Inc*                                          22,662        326,106
Kerr-McGee Corp                                             7,357        320,030
Noble Corp*                                                 9,837        317,932
Monsanto Co                                                19,149        316,533
MGIC Investment Corp                                        7,526        315,791
EOG Resources Inc                                           8,514        315,273
Applera Corp                                               15,566        314,900
IMS Health Inc                                             20,797        312,787
Torchmark Corp                                              8,735        312,713
PG&E Corp*                                                 28,818        312,675
Lucent Technologies Inc*                                  251,595        309,462
Constellation Energy Corp                                  12,047        308,162
MeadWestvaco Corp                                          14,654        307,001
Plum Creek Timber Co                                       13,548        306,320
Xcel Energy Inc                                            29,174        303,410
Rockwell Collins Inc                                       13,409        302,105
Sherwin Williams Co                                        11,031        301,698
Leggett & Platt Inc                                        14,350        299,198
V.F. Corp                                                   8,018        295,223
CenturyTel Inc                                             10,398        294,575
Texas Utilities                                            20,403        292,783
Delphi Corp                                                41,006        285,402
BMC Software Inc*                                          17,671        281,676
Tiffany & Co                                               10,679        279,576
Black & Decker Corp                                         5,903        276,024
King Pharmaceuticals Inc*                                  17,862        274,182
Zions Bancorporalion                                        6,722        270,292
Wendy's Intl Inc                                            8,477        268,551
R J Reynolds Tobacco                                        6,563        266,130
Siebel Systems Inc*                                        35,028        263,411
Radioshack Corp                                            12,573        262,776

                                        6

                                                        SHARES      MARKET VALUE
--------------------------------------------------------------------------------
Sprint Corp - PCS Group*                                   73,074   $    254,298
T Rowe Price Group Inc                                      8,975        253,364
Nisource Inc                                               15,220        251,434
Vulcan Materials Co                                         7,439        249,653
Equifax Inc                                                10,539        248,299
Sigma Aldrich Corp                                          5,369        245,632
Waters Corp*                                                9,615        242,106
Nucor Corp                                                  5,729        241,420
Broadcom Corp*                                             20,080        240,558
Edison International*                                      23,380        239,994
Darden Restaurants Inc                                     12,555        238,294
QLogic Corp*                                                6,844        238,240
Intl Flavors & Fragrances Inc                               6,944        232,971
Whirlpool Corp                                              4,997        232,910
Liz Claiborne Inc                                           7,818        232,351
Tellabs Inc*                                               30,154        231,583
Pactiv Corp*                                               11,616        230,461
Rockwell Automation Inc                                    13,618        225,378
Thermo Electron Corp*                                      12,203        224,413
JDS Uniphase Corp*                                         99,795        223,641
Jabil Circuit Inc*                                         14,486        223,519
Network Appliance Inc*                                     24,664        221,261
Alberto-Culver Co Cl B                                      4,258        219,798
Dow Jones Inc                                               6,162        216,409
Watson Pharmaceuticals Inc*                                 7,831        215,274
Cooper Industries Inc                                       6,833        215,171
Robert Half Intl Inc*                                      12,836        214,361
Deluxe Corp                                                 4,582        211,780
C.R. Bard Inc                                               3,779        211,359
Engelhard Corp                                              9,428        208,830
Unisys Corp*                                               23,687        206,788
Pulte Homes Inc                                             4,485        205,951
Eastman Chemical Co                                         5,666        205,902
Georgia-Pacific Corp                                       16,877        205,899
Centex Corp                                                 4,515        205,342
Sabre Holdings Corp*                                       10,618        203,653
Stanley Works                                               6,276        203,154
Phelps Dodge Corp*                                          6,516        202,126
Bemis Inc                                                   3,880        202,109
Ball Corp                                                   4,159        201,420
Nordstrom Inc                                               9,900        197,208
Stilwell Financial Inc                                     16,302        190,896
Convergys Corp*                                            12,694        188,887
American Power Conversion*                                 14,368        185,635
Adolph Coors Co Cl B                                        2,653        181,677
Pinnacle West Capital Corp                                  6,214        177,099
National Semiconductor Corp*                               13,251        175,973
Kaufman & Broad                                             3,651        172,327
Citizens Communications Co*                                20,685        172,099
TECO Energy Inc                                            11,439        169,297
Sunoco Inc                                                  5,594        167,708
R.R. Donnelley & Sons Co                                    8,305        166,515
Meredith Corp                                               3,636        165,620
SuperValu Inc                                               9,802        164,674
Teradyne Inc*                                              13,417        162,480
Mercury Interactive Corp*                                   6,161        162,466
Temple-Inland Inc                                           3,931        161,250
LSI Logic Corp*                                            27,253        160,793
NCR Corp*                                                   7,186        159,817
Centerpoint Energy Inc                                     22,288        157,799
Pall Corp                                                   8,996   $    156,261
Toys R Us Inc*                                             15,566        155,504
Winn-Dixie Stores Inc                                      10,305        154,781
Advanced Micro Devices Inc*                                25,090        154,053
Circuit City Stores Inc                                    15,389        152,505
Humana Inc*                                                12,423        151,312
Maytag Corp                                                 5,712        147,370
Symbol Technologies Inc                                    16,818        145,476
Manor Care Inc*                                             7,207        142,482
Big Lots Inc*                                               8,500        141,100
Scientific-Atlanta Inc                                     11,479        140,159
Rowan Cos Inc                                               6,872        140,120
Fluor Corp                                                  5,912        139,819
Brunswick Corp                                              6,604        135,910
Solectron Corp*                                            60,383        135,862
Nvidia Corp*                                               11,298        134,446
Compuware Corp*                                            27,551        133,650
Ashland Inc                                                 5,055        132,694
Corning Inc*                                               69,757        130,446
Hasbro Inc                                                 12,690        129,692
Freeport-McMoRan C & G Inc*                                10,620        129,564
TMP Worldwide Inc*                                          8,185        126,704
Healthsouth Corp*                                          29,052        126,376
Reebok International Ltd*                                   4,377        123,650
Bausch & Lomb Inc                                           3,952        122,907
Millipore Corp                                              3,545        120,565
Sanmina - SCI Corp*                                        38,452        118,432
Worthingon Inds Inc                                         6,274        118,202
Allied Waste Industries Inc*                               14,450        117,768
Ciena Corp*                                                31,637        116,424
Tektronix Inc*                                              6,543        115,615
Goodrich Corp                                               7,483        112,993
Snap-On Inc                                                 4,277        111,416
Dana Corp                                                  10,890        108,900
Ryder Systems Inc                                           4,560        104,652
Dillard's Inc Cl A                                          6,183        101,958
Boise Cascade Corp                                          4,272        101,631
Nicor Inc                                                   3,225        100,104
Navistar Intl Corp*                                         4,432         99,365
Comverse Technology Inc*                                   13,708         98,698
Autodesk Inc                                                8,407         98,362
Citrix Systems Inc*                                        12,823         96,814
United States Steel Corp                                    7,463         95,900
Peoples Energy Corp                                         2,599         94,474
Providian Financial Group*                                 21,180         94,251
Sealed Air Corp*                                            6,152         94,249
Rational Software Corp*                                    14,157         93,719
Quintiles Transnational Corp*                               8,618         92,644
ADC Telecommunications Inc*                                58,373         92,229
Delta Air Lines Inc                                         9,034         91,063
Great Lakes Chemical Corp                                   3,679         89,473
Applied Micro Circuits Corp*                               22,069         86,510
Goodyear Tire & Rubber Co                                  11,968         84,973
CMS Energy Corp                                            10,545         82,567
Crane Co                                                    4,384         80,534
Hercules Inc*                                               8,004         76,838
Cummins Inc                                                 3,027         72,527
American Greetings Corp*                                    4,821         72,508
Gateway Inc*                                               23,749         71,247
Williams Co Inc                                            37,857         71,171

                                        7

                                                        SHARES      MARKET VALUE
--------------------------------------------------------------------------------
Thomas & Betts Corp*                                        4,273  $      70,761
AES Corp*                                                  39,778         70,407
Cooper Tire & Rubber Co                                     5,389         70,111
Tupperware Corp                                             4,273         68,966
Novell Inc*                                                26,699         64,879
PerkinElmer Inc                                             9,162         63,768
Visteon Corp                                                9,581         63,139
Mirant Corp*                                               29,462         63,049
Andrew Corp*                                                7,189         61,325
PMC-Sierra Inc*                                            12,259         59,701
Calpine Corp*                                              27,610  $      55,220
AMR Corp*                                                  11,369         53,662
Avaya Inc*                                                 26,528         53,056
Allegheny Energy Inc                                        9,212         52,508
Louisiana Pacific Corp*                                     7,665         51,662
Parametric Technology Corp*                                19,702         45,512
Allegheny Technologies Inc                                  5,910         40,484
Power-One Inc*                                              5,773         31,065
Dynegy Inc Cl A                                            27,288         10,556
McDermott International Inc*                                4,761         16,902

   TOTAL COMMON STOCKS                                               598,860,003
   (Cost $803,463,507)

INVESTMENT COMPANIES (2.2%)
  SPDR Trust                                               68,000      6,038,400
  Goldman Sachs Financial Square Prime                  7,367,789      7,367,789
                                                        ------------------------
   TOTAL INVESTMENT COMPANIES
   (Cost $15,098,709)                                                 13,406,189
                                                                   -------------
   TOTAL INVESTMENTS (99.8%)
   (Cost $818,562,216)                                               612,266,192
                                                                   -------------
OTHER ASSETS AND LIABILITIES (0.2%)
Other assets                                                           1,475,729
Accrued investment advisory fee                                           (3,812)
Accrued administration fee                                               (58,067)
Accrued custody fee                                                       (1,271)
Accrued 12b-1 fee                                                           (600)
Other liabilities                                                       (295,015)
                                                                   -------------
                                                                       1,116,964
                                                                   -------------
   TOTAL NET ASSETS (100%)                                           613,383,156
                                                                   =============

NET ASSETS:
Paid in capital                                                      996,466,512
Accumulated net realized loss on investments                        (165,251,923)
Accumulated net realized loss on futures                             (12,367,154)
Net unrealized depreciation on investments                          (206,296,024)
Net unrealized appreciation on futures                                   124,798
Undistributed net investment income                                      706,947
                                                                   -------------
      TOTAL NET ASSETS                                             $ 613,383,156
                                                                   =============

NET ASSET VALUE PER SHARE
Net Assets
    Class I                                                        $ 606,885,001
    Class II                                                       $   6,498,155

Shares outstanding
    Class I                                                           94,308,559
    Class II                                                           1,010,140

Net asset value per share
    Class I                                                        $        6.44
    Class II                                                       $        6.43

See notes to financial statements.
* Non-income producing security.
Cl - Class
ADR - American Depositary Receipt

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                            $      139,854
Dividends                                                                5,949,780
Foreign Taxes Withheld                                                     (41,782)
-------------------------------------------------------------------------------------
   Total Income                                                          6,047,852
=====================================================================================

EXPENSES (Note 5):
Investment Advisory Fee                                                     34,556
Administration Fee                                                         381,946
Custody Fee                                                                 17,278
Board of Trustees Fee                                                       10,400
12b-1 Fee - Class II                                                         3,063
-------------------------------------------------------------------------------------
   Total Expenses                                                          447,243
   Waiver of Expenses                                                     (110,944)
-------------------------------------------------------------------------------------
      Net Expenses                                                         336,299
=====================================================================================

NET INVESTMENT INCOME                                                    5,711,553

REALIZED AND UNREALIZED GAIN (LOSS):
Net Realized Loss on Investments                                       (87,697,425)
Net Realized Loss on Futures                                            (5,798,345)
Change in Net Unrealized Appreciation/(Depreciation) on Investments    (53,508,500)
Change in Net Unrealized Appreciation/(Depreciation) on Futures          1,579,220
-------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                                      (145,425,050)
-------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ (139,713,497)
=====================================================================================

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX              FOR THE
                                                                             MONTHS ENDED            YEAR ENDED
                                                                          OCTOBER 31, 2002(1)      APRIL 30, 2002
                                                                          -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                                 $         5,711,553   $         9,737,803
    Net realized loss on investments sold and futures                             (93,495,770)          (59,414,325)
    Net change in unrealized appreciation/(depreciation) on investments
      and futures                                                                 (51,929,280)          (53,274,085)
                                                                          -------------------   -------------------
    Net Decrease in Net Assets from Operations                                   (139,713,497)         (102,950,607)
                                                                          -------------------   -------------------

DISTRIBUTIONS:
    Dividends from net investment income
          Class I                                                                  (5,320,255)           (9,731,105)
          Class II                                                                    (45,449)              (78,351)
    Dividends from net realized gain
          Class I                                                                           0                     0
          Class II                                                                          0                     0
                                                                          -------------------   -------------------
    Net Decrease in Net Assets from Distributions                                  (5,365,704)           (9,809,456)
                                                                          -------------------   -------------------

SHARE TRANSACTIONS (NOTE 2:)
    Proceeds from sale of shares                                                  187,238,006           135,912,109
    Reinvested dividends                                                            5,290,109             9,724,990
    Cost of shares redeemed                                                      (127,886,972)         (182,051,969)
                                                                          -------------------   -------------------
    Net Increase (Decrease) in Net Assets from Share Transactions                  64,641,143           (36,414,870)
                                                                          -------------------   -------------------

NET DECREASE IN NET ASSETS                                                        (80,438,058)         (149,174,933)
                                                                          -------------------   -------------------

NET ASSETS:
    Beginning of period                                                           693,821,214           842,996,147
                                                                          -------------------   -------------------
    End of period*                                                        $       613,383,156   $       693,821,214
                                                                          ===================   ===================

    *Includes undistributed net investment income of:                     $           706,947   $           361,098

See notes to financial statements.

(1) Unaudited

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                                         CLASS I
                                                                   ------------------------------------------------
                                                                          FOR THE SIX              FOR THE
                                                                          MONTHS ENDED            YEAR ENDED
                                                                       OCTOBER 31, 2002(4)      APRIL 30, 2002
                                                                   ------------------------------------------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of the period                                   $         7.83      $         9.09
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                              0.09                0.11
   Net realized and unrealized gain/(loss)                                           (1.40)              (1.26)
-------------------------------------------------------------------------------------------------------------------

   Total income from investment operations                                           (1.31)              (1.15)
-------------------------------------------------------------------------------------------------------------------

Distributions:
   Distributions from net investment income                                          (0.08)              (0.11)
   Distributions from net realized gain on investments                                0.00                0.00
-------------------------------------------------------------------------------------------------------------------
   Total distributions                                                               (0.08)              (0.11)
-------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                                             $         6.44      $         7.83
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                        -17.07%             -12.71%
===================================================================================================================

RATIOS AND SUPPLEMENTAL DATA:
Net assets - end of period (000)                                            $      606,885      $      687,601
===================================================================================================================
Ratio of expenses to average net assets                                               0.10%(1)            0.10%
===================================================================================================================
Ratio of expenses to average net assets without fee waivers                           0.13%(1)            0.12%
===================================================================================================================
Ratio of net investment income to average net assets                                  1.65%(1)            1.28%
===================================================================================================================
Ratio of net investment income to average net assets
  without fee waivers                                                                 1.62%(1)            1.26%
===================================================================================================================
Portfolio turnover rate(2)                                                              14%                 15%
===================================================================================================================

(1)  Annualized
(2) A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities
     (excluding short-term securities) for the six months ended October 31, 2002 were $163,006,783 and $91,368,535, respectively.
(3)  Less than ($.005) per share.
(4)  Unaudited
See notes to financial statements.

                                       11

                                                                                     CLASS I                       CLASS II
                                                                       ----------------------------------------------------------
                                                                                            FOR THE PERIOD
                                                                           FOR THE          MARCH 2, 2000        FOR THE SIX
                                                                          YEAR ENDED        (INCEPTION) TO       MONTHS ENDED
                                                                        APRIL 30, 2001      APRIL 30, 2000    OCTOBER 31,2002(4)
                                                                       ----------------------------------------------------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of the period                                 $    10.54          $    10.00          $     7.82
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                        0.11                0.01                0.08
   Net realized and unrealized gain/(loss)                                     (1.45)               0.53               (1.39)
---------------------------------------------------------------------------------------------------------------------------------

   Total income from investment operations                                     (1.34)               0.54               (1.31)
---------------------------------------------------------------------------------------------------------------------------------

Distributions:
   Distributions from net investment income                                    (0.11)              (0.00)              (0.08)
   Distributions from net realized gain on investments                         (0.00)(3)           (0.00)               0.00
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                         (0.11)              (0.00)              (0.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                                           $     9.09          $    10.54          $     6.43
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                  -12.74%               5.40%             -17.13%
=================================================================================================================================

RATIOS AND SUPPLEMENTAL DATA:
Net assets - end of period (000)                                          $  838,417          $  579,314          $    6,498
=================================================================================================================================
Ratio of expenses to average net assets                                         0.12%               0.13%(1)            0.20%(1)
=================================================================================================================================
Ratio of expenses to average net assets without fee waivers                      N/A                 N/A                0.23%(1)
=================================================================================================================================
Ratio of net investment income to average net assets                            1.17%               0.97%(1)            1.55%(1)
=================================================================================================================================
Ratio of net investment income to average net assets
  without fee waivers                                                            N/A                 N/A                1.52%(1)
=================================================================================================================================
Portfolio turnover rate(2)                                                         9%                  2%                 14%
=================================================================================================================================

                                                                                                 CLASS II
                                                                        -------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                              FOR THE             FOR THE     MARCH 28, 2000
                                                                            YEAR ENDED          YEAR ENDED    (INCEPTION) TO
                                                                          APRIL 30, 2002      APRIL 30, 2001  APRIL 30, 2000
                                                                        -------------------------------------------------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of the period                                   $     9.09          $    10.53      $    11.05
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                          0.10                0.11            0.00
   Net realized and unrealized gain/(loss)                                       (1.26)              (1.44)          (0.52)
-------------------------------------------------------------------------------------------------------------------------------

   Total income from investment operations                                       (1.16)              (1.33)          (0.52)
-------------------------------------------------------------------------------------------------------------------------------

Distributions:
   Distributions from net investment income                                      (0.11)              (0.11)          (0.00)
   Distributions from net realized gain on investments                            0.00               (0.00)(3)       (0.00)
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                           (0.11)              (0.11)          (0.00)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                                             $     7.82          $     9.09      $    10.53
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    -12.86%             -12.69%          -4.71%
===============================================================================================================================

RATIOS AND SUPPLEMENTAL DATA:
Net assets - end of period (000)                                            $    6,220          $    4,759      $      403
===============================================================================================================================
Ratio of expenses to average net assets                                           0.15%               0.15%           0.15%(1)
===============================================================================================================================
Ratio of expenses to average net assets without fee waivers                       0.22%               0.22%           0.21%(1)
===============================================================================================================================
Ratio of net investment income to average net assets                              1.24%               1.14%           0.99%(1)
===============================================================================================================================
Ratio of net investment income to average net assets
  without fee waivers                                                             1.16%               1.07%           0.93%(1)
===============================================================================================================================
Portfolio turnover rate(2)                                                          15%                  9%              2%
===============================================================================================================================

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining portfolios of the Trust are presented separately.
     The Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENT VALUATION: Securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     FEDERAL INCOME TAXES: It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.
     At April 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryovers of approximately $54,608,000, expiring through 2010. The Fund intends to elect to defer to its fiscal year ending April 30, 2003, approximately $15,610,000 of losses recognized during the period from November 1, 2001 to April 30, 2002.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     DIVIDENDS: The Fund will declare and pay dividends from net investment income, if any, quarterly. Dividends from net realized gains, if any, are declared at least once a year. Dividends to shareholders are recorded on the ex-dividend date.

     FUTURES CONTRACTS: The Fund uses index futures contracts with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The Fund may purchase futures contracts to immediately invest incoming cash or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.
     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the stocks held by the Fund. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
     Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2.  SHARES OF BENEFICIAL INTEREST

     On October 31, 2002, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows;

FOR THE SIX MONTHS ENDED OCTOBER 31, 2002

                                                                                  AMOUNT            SHARES
                                                                           --------------------------------------
CLASS I
Shares sold                                                                   $  185,366,476        25,073,694
Shares issued as reinvestment of distributions                                     5,244,886           810,853
Shares redeemed                                                                 (127,376,895)      (19,440,297)
                                                                           --------------------------------------
Net increase                                                                  $   63,234,467         6,444,250
                                                                           ======================================

CLASS II
Shares sold                                                                   $    1,871,530           278,228
Shares issued as reinvestment of distributions                                        45,223             7,097
Shares redeemed                                                                     (510,077)          (70,390)
                                                                           --------------------------------------
Net increase                                                                  $    1,406,676           214,935
                                                                           ======================================

FOR THE YEAR ENDED APRIL 30, 2002

                                                                                  AMOUNT            SHARES
                                                                           --------------------------------------
CLASS I
Shares sold                                                                   $  131,229,410        15,869,686
Shares issued as reinvestment of distributions                                     9,646,985         1,174,688
Shares redeemed                                                                 (179,776,806)      (21,395,656)
                                                                           --------------------------------------
Net decrease                                                                  $  (38,900,411)       (4,351,282)
                                                                           ======================================

CLASS II
Shares sold                                                                   $    4,682,699           557,371
Shares issued as reinvestment of distributions                                        78,005             9,518
Shares redeemed                                                                   (2,275,163)         (275,700)
                                                                           --------------------------------------
Net increase                                                                  $    2,485,541           291,189
                                                                           ======================================

3.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

AS OF OCTOBER 31, 2002:
Gross appreciation (excess of value over tax cost)                                              $   64,804,306
Gross depreciation (excess of tax cost over value)                                                (286,407,770)
                                                                                              -------------------
Net unrealized depreciation                                                                     $ (221,603,464)
                                                                                              ===================
Cost of investments for income tax purposes                                                     $  833,869,656
                                                                                              ===================

4.  FUTURES CONTRACTS

     S&P 500 Index financial futures contracts long positions open at October 31, 2002 were as follows;

    NUMBER OF                                        UNREALIZED
    CONTRACTS      EXPIRATION DATE       COST       APPRECIATION
       36           December 2002       $ 252       $    124,798

5. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION PLAN, AND OTHER RELATED PARTY TRANSACTIONS

     National City Investment Management Company (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .01% of the Fund's average daily net assets up to $2,500,000,000 and .005% of the Fund's average daily net assets in excess of $2,500,000,000. Effective December 1, 2001, the Adviser contractually agreed to waive the advisory fee it is entitled to receive to ..0075%. The fee waivers by the Adviser are voluntary and may be terminated at any time.

     ALPS Mutual Funds Services, Inc. ("ALPS") serves as the administrator to the Fund. ALPS is entitled to receive a fee from the Fund, computed daily and payable monthly, at the annual rate of .12% of the Fund's average daily net assets up to $500,000,000, .085% of the Fund's average daily net assets between $500,000,000 and $1,000,000,000, .06% of the Fund's average daily net assets between $1,000,000,000 and $2,500,000,000, and .04% of the Fund's average daily net assets in excess of $2,500,000,000. In addition to administration services, the administration fee also covers the costs of fund accounting, transfer agency, shareholder servicing, printing, registration, legal and audit fees.
     The Trustees have adopted a Distribution Plan on behalf of Class II of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to ALPS Distributors, Inc. ("ADI") at the annual rate of up to .10% of Class II's average daily net assets.

6.  TRUSTEES

     The Fund is one of seven separate series under the Trust. The Trust's Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees of the Trust are listed below. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

INTERESTED TRUSTEES

                                                      TERM OF OFFICE, LENGTH
                                                      OF TIME SERVED AND
                                                      NUMBER OF PORTFOLIOS           PRINCIPAL OCCUPATION DURING THE PAST 5
                               POSITION(S) HELD       OVERSEEN IN THE FUND           YEARS** AND OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS & AGE            WITH FUNDS             COMPLEX                        TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander*           Trustee, Chairman      W. Robert Alexander            Mr. Alexander is the Chief Executive
(75)                           and President          was elected by the             Officer of ALPS Mutual Funds Services,
                                                      initial shareholder in         Inc., and ALPS Distributors, Inc., which
1625 Broadway                                         December 1993 and              provide administration and distribution
Suite 2200                                            oversees 7 portfolios in       services, respectively, for proprietary mutual
Denver, CO 80202                                      the fund complex.              fund complexes. Mr. Alexander was Vice
                                                                                     Chairman of First Interstate Bank of Denver,
                                                                                     responsible for Trust, Private Banking, Retail
                                                                                     Banking, Cash Management Services and
                                                                                     Marketing. Mr. Alexander is currently a member
                                                                                     of the Board of Trustees of the Hunter and
                                                                                     Hughes Trusts. Because of his affiliation with
                                                                                     ALPS Mutual Funds Services and ALPS
                                                                                     Distributors, Mr. Alexander is considered an
                                                                                     "interested" Trustee of the Trust.

INDEPENDENT TRUSTEES

Mary K. Anstine (62)           Trustee                Mary K. Anstine was            President/Chief Executive Officer,
                                                      elected at a special           HealthONE Alliance, Denver, Colorado;
1625 Broadway                                         meeting of shareholders        Former Executive Vice President, First
Suite 2200                                            held on March 21,              Interstate Bank of Denver. Ms. Anstine is
Denver, CO 80202                                      1997 and oversees 7            currently a Director of the Trust of
                                                      portfolios in the fund         Colorado, Trustee of the Denver Area
                                                      complex.                       Council of the Boy Scouts of America, a
                                                                                     Director of the Junior Achievement Board and
                                                                                     the Colorado Uplift Board, and a member of the
                                                                                     Advisory Boards for the Girl Scouts Mile Hi
                                                                                     Council and the Hospice of Metro Denver.
                                                                                     Formerly, Ms. Anstine served as a Director of
                                                                                     ALPS Distributors, Inc., from October 1995 to
                                                                                     December 1996; Director of HealthONE; a member
                                                                                     of the American Bankers Association Trust
                                                                                     Executive Committee; and Director of the
                                                                                     Center for Dispute Resolution.

                                       17

                                                      TERM OF OFFICE, LENGTH
                                                      OF TIME SERVED AND
                                                      NUMBER OF PORTFOLIOS           PRINCIPAL OCCUPATION DURING THE PAST 5
                               POSITION(S) HELD       OVERSEEN IN THE FUND           YEARS** AND OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS & AGE            WITH FUNDS             COMPLEX                        TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
Edwin R. Crowder (71)          Trustee                Edwin B. Crowder was           Mr. Crowder currently operates a marketing
                                                      elected at a special           concern with operations in the U.S.
1625 Broadway                                         meeting of sharehold-          and Latin America. He has previously
Suite 2200                                            ers held on March 21,          engaged in business pursuits in the
Denver, CO 80202                                      1997 and oversees 7            restaurant, oil and gas drilling, and real
                                                      portfolios in the fund         estate development industries. Mr. Crowder
                                                      complex.                       is a former Director of Athletics and Head
                                                                                     Football Coach at the University of Colorado.

Robert E. Lee (67)             Trustee                Robert E. Lee was              Mr. Lee has been a Director of Storage
                                                      appointed as a Trustee         Technology Corporation since 1989 and
1625 Broadway                                         at the December 15, 1998,      of Equitable of Iowa since 1981. Mr. Lee
Suite 2200                                            meeting of the                 was the Executive Director of The Denver
Denver, CO 80202                                      Board of Trustees and          Foundation from 1989 to 1996, and is
                                                      oversees 7 portfolios in       currently the Executive Director of
                                                      the fund complex.              Emeritus. Mr. Lee is also a Director of
                                                                                     Meredith Capital Corporation and Source
                                                                                     Capital Corporation.

John R. Moran, Jr. (72)        Trustee                John R. Moran was              Mr. Moran is President of The Colorado
                                                      elected at a special           Trust, a private foundation serving the
1625 Broadway                                         meeting of sharehold-          health and hospital community in the
Suite 2200                                            ers held on March 21,          State of Colorado. An attorney, Mr. Moran
Denver, CO 80202                                      1997 and oversees 7            was formerly a partner with the firm of
                                                      portfolios in the fund         Kutak Rock & Campbell in Denver, Colorado
                                                      complex.                       and a member of the Colorado House of
                                                                                     Representatives. Currently, Mr. Moran is a
                                                                                     member of the Board of Directors and Treasurer
                                                                                     of Grantmakers in Health; a Director of the
                                                                                     Conference of Southwest Foundations; a member
                                                                                     of the Treasurer's Office Investment Advisory
                                                                                     Committee for the University of Colorado; a
                                                                                     Trustee of the Robert J. Kutak Foundation;
                                                                                     Director of the Colorado Wildlife Heritage
                                                                                     Foundation; and a member of the Alumni Council
                                                                                     of the University of Denver College of Law.

*    Trustees deemed "interested persons" of the Trust for purposes of the 1940
     Act.
** Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114

                 ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
                        ALPS Mutual Funds Services, Inc.
                                  1625 Broadway
                                   Suite 2200
                             Denver, Colorado 80202

                                   DISTRIBUTOR
                             ALPS Distributors, Inc.
                                  1625 Broadway
                                   Suite 2200
                             Denver, Colorado 80202

                                  LEGAL COUNSEL
                           Davis, Graham & Stubbs LLP
                             1550 Seventeenth Street
                                    Suite 500
                             Denver, Colorado 80202

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                             555 Seventeenth Street
                                   Suite 3600
                             Denver, Colorado 80202

                                    CUSTODIAN
                               National City Bank
                                629 Euclid Avenue
                              Cleveland, Ohio 44114

[ALPS DISTRIBUTORS, INC. LOGO]

            MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
                FOR MORE INFORMATION, PLEASE CALL 1-888-766-8043.